Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

December 27, 2016

Ms. Ashley Vroman-Lee
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
File Nos. 33-72424, 811-8194

Dear Ms. Vroman-Lee:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company. This filing includes Post-Effective Amendment No. 182 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 183 to its 1940 Act Registration Statement.

Very truly yours,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP